Financial liabilities at amortized cost – borrowings and financing	12 Months Ended
Dec. 31, 2024
Financial Liabilities At Amortized Cost Borrowings And Financing
Financial liabilities at amortized cost – borrowings and financing

25. Financial liabilities at amortized cost – borrowings and financing

a) Borrowings and financings

Borrowings and financings maturities are as follows:

	2024
	Up to 3 months	3 to 12 months	Over 12 months	Total
Borrowings and financings
Syndicated loans (ii)	109	21,279	328,873	350,261
Financial letter (iii)	6,577	184,833	987,193	1,178,603
Margin loan credit facility (iv)	-	201,493	-	201,493
Total borrowings and financings	6,686	407,605	1,316,066	1,730,357

	2023
	Up to 3 months	3 to 12 months	Over 12 months	Total
Borrowings and financings
Term loan credit facility (i)	3,832	94,943	-	98,775
Syndicated loans (ii)	14,820	-	806,681	821,501
Financial letter (iii)	-	-	216,068	216,068
Total borrowings and financings	18,652	94,943	1,022,749	1,136,344

(i)	Correspond to two term loan credit facilities obtained by Nu BN Servicios México, S.A. de CV (“Nu Mexico Servicios") and reassigned to Nu Mexico Financiera, both Mexican subsidiaries in Mexican pesos, guaranteed by the Company and fully paid as of June 30, 2024.
(ii)	Correspond to three syndicated credit facilities. The first, in which Nu's subsidiaries in Mexico and Colombia are the borrowers and the Company is acting as guarantor, the total amount of the credit facility was US$650,000 of which US$625,000 was allocated to Nu México and fully paid as of September 30, 2024. The remaining US$25,000 was allocated to Nu Colombia, fully withdrawn and was extended to March, 2027. The second, in which Nu Colombia has been granted a 3-year facility from IFC (International Finance Corporation), the total amount corresponds to US$265,100, guaranteed by the Company, and was fully withdrawn. The third, in which Nu Colombia executed a 3-year credit facility with DFC - U.S. International Development Finance Corporation for the amount of US$150,000, guaranteed by the Company. As of December 31, 2024, Nu Colombia Financiera had drawn-down US$50,000 of this credit facility.
(iii)	As of December 31, 2024, Nu Financeira had issued financial letters in Brazilian reais with a total issuance date principal amount equivalent to US$1,349,022 (US$198,691 as of December 31, 2023).
(iv)	Correspond to margin loan credit facility, backed by government securities and sovereign bonds as collateral for the operation which Nu entered through Nu Financeira, as of December 31, 2024 the principal amount is US$200,000 and the fair value was US$200,941.

The terms and conditions of the loans outstanding as of December 31, 2024, are as follows:

	2024
Borrowings and financing	Country	Currency	Interest rate	Maturity	Principal amount in US$ (i)

Syndicated loan	Colombia	COP	IBR (1) + 1.6% up to 2.75%	March 2027	87,500
Syndicated loan	Colombia	US$	SOFR (3) + 4.1%	January 2026	202,600
Syndicated loan	Colombia	US$	SOFR (3) + 2.9%	October 2027	50,000
Financial letter	Brazil	BRL	CDI (2) + 0.5% up to 1.8%	From January 2025 up to December 2027	1,280,144
Margin loan credit facility	United States	US$	SOFR (3) + 1.1%	November 2025	200,000

(1)	IBR: Colombian Bank Reference Indicator (Indicador Bancario de Referencia).
(2)	CDI: Brazilian Bank Reference Indicator (Certificado de Depósito Interbancário).
(3)	SOFR: Secured Overnight Financing Rate.

(i)	The conversion of the principal amounts into US$ in the table above is based on historical exchange rates of the contracts, considering the initial issuances of the obligations.

Changes to borrowings and financings are as follows:

	2024
	Margin loan credit facility	Term loan credit facility	Syndicated loan	Financial Letter	Total

Balance at beginning of the year	-	98,775	821,501	216,068	1,136,344
New borrowings	200,000	-	52,378	1,057,512	1,309,890
Payments – principal	-	(90,675)	(489,967)	-	(580,642)
Payments – interest	-	(7,221)	(79,967)	-	(87,188)
Interest accrued	1,493	3,364	81,373	97,304	183,534
Transaction costs	-	-	(676)	(369)	(1,045)
Effect of changes in exchange rates (OCI)	-	(4,243)	(34,381)	(191,912)	(230,536)
Balance at end of the year	201,493	-	350,261	1,178,603	1,730,357

	2023
	Term loan credit facility	Syndicated loan	Financial Letter	Total

Balance at beginning of the year	118,194	467,374	-	585,568
New borrowings	-	270,810	198,691	469,501
Payments – principal	(35,702)	(10,799)	-	(46,501)
Payments – interest	(13,341)	(68,273)	-	(81,614)
Interest accrued	13,615	75,527	11,408	100,550
Transaction costs	-	-	-	-
Effect of changes in exchange rates (OCI)	16,009	86,862	5,969	108,840
Balance at end of the year	98,775	821,501	216,068	1,136,344

	2022
	Bills of exchange	Term loan credit facility	Bank borrowings	Syndicated loan	Total

Balance at beginning of the year	10,400	136,843	-	-	147,243
Addition due to business combination	-	-	4,729	-	4,729
New borrowings	-	121,142	-	460,000	581,142
Payments – principal	(9,447)	(146,078)	(4,458)	-	(159,983)
Payments – interest	(1,889)	(8,301)	(568)	(19,998)	(30,756)
Interest accrued	42	8,340	158	22,534	31,074
Effect of changes in exchange rates (OCI)	894	6,248	139	4,838	12,119
Balance at end of the year	-	118,194	-	467,374	585,568

Covenants

The credit facilities and syndicated loans above-mentioned have associated restrictive clauses (covenants) which establish the maintenance of minimum financial indicators resulting from capital, funding and liquidity (cash) position, as well as profitability metrics and leverage ratios including, but not limited to, net debt to gross profit, in addition to non-financial indicators according to each contract. The non-compliance with financial covenants is considered as an event of default and may lead to debt acceleration. There are also cross-default clauses triggered in the event Nu Holdings and/or some subsidiaries fail to pay any material indebtedness. The covenants are monitored on a regular basis.

Guarantees

Nu Holdings guarantees the above-mentioned loans of Nu Colombia Financiera. The Company was also the guarantor of the syndicated loan in Nu Mexico Financiera that was paid down in September 2024. Nu Mexico Financiera also had two term loan facilities backed by Company guarantee, one of them also was guaranteed by Nu Pagamentos which were fully prepaid in March and April 2024. Also, Nu Colombia Financeira has a 3-year credit facility with DFC - U.S. International Development Finance Corporation guaranteed by Nu Holdings.